Quarterly Holdings Report
for

Fidelity® International Value Fund

January 31, 2020

FIV-QTLY-0320
1.844602.113

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 2.2%
Commonwealth Bank of Australia	109,546	$6,202,222
Macquarie Group Ltd.	44,802	4,280,843

TOTAL AUSTRALIA		10,483,065

Austria - 0.8%
Erste Group Bank AG	97,100	3,570,959
Bailiwick of Jersey - 1.3%
Glencore Xstrata PLC	1,288,900	3,769,513
WPP PLC	179,500	2,231,823

TOTAL BAILIWICK OF JERSEY		6,001,336

Belgium - 1.4%
KBC Groep NV	87,725	6,446,529
China - 0.4%
Ping An Insurance Group Co. of China Ltd. (H Shares)	184,000	2,080,646
Denmark - 0.8%
A.P. Moller - Maersk A/S Series B	1,771	2,117,698
ORSTED A/S (a)	17,400	1,900,652

TOTAL DENMARK		4,018,350

Finland - 0.7%
Sampo Oyj (A Shares)	69,534	3,147,608
France - 14.4%
ALTEN	9,100	1,126,307
Atos Origin SA	34,982	2,915,191
AXA SA	351,021	9,334,206
Bouygues SA	68,405	2,710,641
Capgemini SA	26,693	3,325,995
Natixis SA	472,800	2,004,624
Sanofi SA	87,179	8,407,406
Societe Generale Series A	148,764	4,813,959
SR Teleperformance SA	17,000	4,276,053
Thales SA	20,400	2,244,815
Total SA	272,590	13,272,607
VINCI SA	75,700	8,412,300
Vivendi SA	138,692	3,808,493
Worldline SA (a)(b)	26,288	1,858,613

TOTAL FRANCE		68,511,210

Germany - 11.5%
Bayer AG	100,900	8,097,788
Hannover Reuck SE	30,000	5,839,148
HeidelbergCement Finance AG	64,700	4,397,179
Infineon Technologies AG	135,000	2,900,199
Linde PLC	28,514	5,820,296
MTU Aero Engines Holdings AG	9,800	2,982,369
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,900	4,991,246
Rheinmetall AG	24,400	2,617,323
SAP SE	18,260	2,378,023
Siemens AG	72,900	8,991,354
Vonovia SE	95,467	5,456,935

TOTAL GERMANY		54,471,860

India - 0.4%
Axis Bank Ltd.	198,900	2,024,634
Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	7,611,100	2,474,407
Ireland - 1.1%
CRH PLC	140,502	5,275,406
Italy - 4.6%
Assicurazioni Generali SpA	208,600	4,070,565
Enel SpA	1,222,000	10,651,347
Intesa Sanpaolo SpA	1,562,100	3,879,501
Mediobanca SpA	315,325	3,151,597

TOTAL ITALY		21,753,010

Japan - 26.1%
DENSO Corp.	107,900	4,426,291
Fanuc Corp.	21,600	3,934,008
Hitachi High-Technologies Corp.	46,700	3,339,047
Hoya Corp.	57,200	5,474,350
Ibiden Co. Ltd.	57,200	1,317,551
Idemitsu Kosan Co. Ltd.	100,500	2,508,307
Itochu Corp.	256,300	5,987,417
Kao Corp.	45,500	3,628,952
Minebea Mitsumi, Inc.	250,700	4,870,101
Mitsubishi Estate Co. Ltd.	129,700	2,540,106
Mitsubishi UFJ Financial Group, Inc.	1,401,600	7,196,680
Mitsui Fudosan Co. Ltd.	99,000	2,622,066
OBIC Co. Ltd.	29,193	3,977,882
Oracle Corp. Japan	33,900	2,934,302
ORIX Corp.	357,900	6,045,814
Recruit Holdings Co. Ltd.	63,300	2,467,200
Shin-Etsu Chemical Co. Ltd.	52,100	5,958,351
Shinsei Bank Ltd.	241,100	3,691,533
SoftBank Group Corp.	54,500	2,200,413
Sony Corp.	85,400	5,971,758
Sony Financial Holdings, Inc.	178,500	4,109,816
Sumitomo Mitsui Financial Group, Inc.	205,600	7,228,776
Suzuki Motor Corp.	41,500	1,898,865
Takeda Pharmaceutical Co. Ltd.	141,251	5,424,519
Tokio Marine Holdings, Inc.	112,800	6,122,924
Tokyo Electron Ltd.	13,000	2,859,300
Toyota Motor Corp.	223,500	15,539,438

TOTAL JAPAN		124,275,767

Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	77,980	3,600,497
Netherlands - 2.5%
AerCap Holdings NV (b)	63,000	3,566,430
ING Groep NV (Certificaten Van Aandelen)	435,890	4,732,550
Koninklijke Philips Electronics NV	79,634	3,647,035

TOTAL NETHERLANDS		11,946,015

Portugal - 0.5%
Galp Energia SGPS SA Class B	160,385	2,423,505
Singapore - 0.9%
United Overseas Bank Ltd.	239,200	4,461,589
Spain - 3.1%
Banco Santander SA (Spain)	2,548,850	10,044,753
Cellnex Telecom SA (a)	54,900	2,735,037
Masmovil Ibercom SA (b)	55,922	1,172,184
Unicaja Banco SA (a)	1,031,900	1,031,702

TOTAL SPAIN		14,983,676

Sweden - 2.4%
Ericsson (B Shares)	572,300	4,499,668
Investor AB (B Shares)	127,960	7,020,793

TOTAL SWEDEN		11,520,461

Switzerland - 3.8%
Swiss Life Holding AG	5,596	2,820,077
UBS Group AG	400,258	4,951,191
Zurich Insurance Group Ltd.	24,451	10,171,839

TOTAL SWITZERLAND		17,943,107

United Kingdom - 17.1%
Anglo American PLC (United Kingdom)	169,200	4,436,398
AstraZeneca PLC (United Kingdom)	54,912	5,371,911
Aviva PLC	752,726	3,944,657
Beazley PLC	243,800	1,743,294
BHP Billiton PLC	618,568	13,464,132
BP PLC	2,385,892	14,363,328
British American Tobacco PLC (United Kingdom)	88,504	3,902,578
Imperial Brands PLC	133,043	3,427,229
Informa PLC	306,881	3,139,771
Lloyds Banking Group PLC	10,897,206	8,135,154
Royal Dutch Shell PLC Class B sponsored ADR (c)	125,500	6,686,640
RSA Insurance Group PLC	437,810	3,182,017
Standard Chartered PLC (United Kingdom)	696,011	5,799,411
Standard Life PLC	919,396	3,660,398

TOTAL UNITED KINGDOM		81,256,918

United States of America - 0.4%
ConocoPhillips Co.	35,600	2,115,708
TOTAL COMMON STOCKS
(Cost $469,266,991)		464,786,263

Nonconvertible Preferred Stocks - 1.5%
Germany - 1.5%
Porsche Automobil Holding SE (Germany)
(Cost $7,887,716)	106,700	7,194,886

Money Market Funds - 1.1%
Fidelity Cash Central Fund 1.58% (d)	2,711,641	2,712,184
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	2,318,168	2,318,400
TOTAL MONEY MARKET FUNDS
(Cost $5,030,584)		5,030,584
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $482,185,291)		477,011,733
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,380,247)
NET ASSETS - 100%		$475,631,486

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,526,004 or 1.6% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,389
Fidelity Securities Lending Cash Central Fund	869
Total	$10,258

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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